Schedule of Minimum Loan Payments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (excluding the six months ended June 30, 2021)	$ 13,615
2021	865,411	$ 476,593
2022		915,613
2023		1,015,195
2024
Thereafter
Total minimum loan payments	879,026	2,407,401
2025
Total minimum loan payments	$ 879,026	$ 2,407,401